CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (997,763)
Adjustments to reconcile net loss to net cash used in operating activities
Interest Expense		803,589
Gain on extinguishment of debt		(7,724)
Changes in operating assets and liabilities
Accounts payable and accrued expenses		41,934
Net Cash Provided by (Used in) Operating Activities		(159,964)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid to Purchase AP4L	$ (35,000)	(35,000)
Purchase consideration of Applife Reverse Merger		(150,000)
Net cash (used) in investing activities		(185,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Payments on other liabilities		(143,639)
Proceeds from promissory notes		600,000
Net cash provided from financing activities		456,361
Net decrease in cash and cash equivalents		111,397
Cash and cash equivalents, beginning of period		0
Cash and cash equivalents, end of period	111,397	111,397
Non-cash investing and financing activities
Acquisition of AP4L		2,696,018
Issuance of preferred B to settle Cavalry debt (assumed liabilities)	845,000	845,000
Effect of Reverse Capitalization		624,015
Conversion of convertible debt into Series D Preferred stock	$ 810,000	810,000
Issuance of warrants with convertible debt		$ 802,589